Significant Changes in the Current Reporting Period - Additional Information (Details) shares in Millions, $ in Millions					6 Months Ended
	Oct. 04, 2019	Oct. 03, 2019 USD ($) $ / shares shares	Oct. 03, 2019 AUD ($) $ / shares shares	Sep. 10, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Revenue recognized					$ 0	$ 0
Proceeds from issuance of shares		$ 50,700,000	$ 75.0
Number of shares issued and fully paid | shares		37.5	37.5
Fully-paid ordinary shares price | $ / shares		2.00	2.00
Description of principal repayment					On October 4, 2019, the Group satisfied the milestones required to defer the commencement of principal repayments of the Hercules borrowings to April 2020. Subsequent to December 31, 2019, as disclosed in Note 11, the Group amended the terms of the loan agreement to defer the principal repayments to July 2020. At December 31, 2019, the principal repayments that were due in April 2020 to December 2020 are classified as current given that the amendment to the loan agreement was not executed prior to the period end. Principal repayments can be further deferred to July 2021 if certain milestones are satisfied.
Bottom of Range
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Principal repayment due term	2020-04
Top of Range
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Principal repayment due term	2020-12
Grunenthal
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Revenue recognized				$ 15,000,000		$ 0
Deferred revenue				$ 2,500,000